SHARE CAPITAL & SHARE PREMIUM	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL & SHARE PREMIUM
SHARE CAPITAL & SHARE PREMIUM

26.SHARE CAPITAL & SHARE PREMIUM

Share Capital of the Company

		Shown in the
		consolidated
		financial
	Number of shares	statements
		USD’000
Ordinary shares at par value of USD0.000005 each
Authorized:
As at January 1, 2024, December 31, 2024 and 2025	10,000,000,000	—
Issued and fully paid:
As at January 1, 2023 and December 31, 2023	619,333,000	3
Issue of shares (Note)	30,966,000	*
As at December 31, 2024 and 2025	650,299,000	3

Share Premium of the Company

	2024	2025
	USD’000	USD’000
As at beginning of year	494,480	550,593
Premium arising on issue of equity shares, net off issuance costs	56,113	—
As at end of year	550,593	550,593

* :Less than USD1,000.

Note:

In May 2024, the Company issued 3,096,600 American Depositary Shares (“ADSs”), with each ADS representing 10 ordinary shares. The issue price was USD1.956 per share and each share has a par value of USD0.000005. Amounts received above the par value, net off issuance costs, are recorded as share premium.